Long-Term Debt (Schedule of Early Redemption Prices on 7.125% Senior Notes) (Details) (Senior Notes at 7.125, Due 2020 [Member], Senior Notes [Member])	12 Months Ended
Dec. 31, 2013
Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument Redemption Price Percentage	103.563%
Debt Instrument, Redemption Period, Start Date	Jul. 15, 2016
Debt Instrument, Redemption Period, End Date	Jul. 14, 2017
Debt Instrument, Redemption, Period Four [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument Redemption Price Percentage	101.781%
Debt Instrument, Redemption Period, Start Date	Jul. 15, 2017
Debt Instrument, Redemption Period, End Date	Jul. 14, 2018
Debt Instrument, Redemption, Period Five [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument Redemption Price Percentage	100.00%
Debt Instrument, Redemption Period, Start Date	Jul. 15, 2018
Debt Instrument, Redemption Period, End Date	Jul. 15, 2020